Aquila Narragansett Tax-Free Income Fund
Aquila Narragansett Tax-Free Income Fund
Investment Objective
The Fund's objective is to provide you as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans" on page 51 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares?" on page 53 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares" on page 55 of the Prospectus and "Purchase, Redemption, and Pricing of Shares" on page 65 of the Statement of Additional Information (the "SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aquila Narragansett Tax-Free Income Fund	Class A		Class C	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no front-end sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - Aquila Narragansett Tax-Free Income Fund		Class A	Class C	Class I	Class Y
Management Fee		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.15%	1.00%	0.40%	none
Other Expenses		0.20%	0.20%	0.15%	0.20%
Total Annual Fund Operating Expenses		0.85%	1.70%	1.05%	0.70%
Total Fee Waivers and/or Reimbursement	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	0.84%	1.69%	1.04%	0.69%
[1]	The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.69% for Class C Shares and 0.69% for Class Y Shares through September 30, 2017, and 0.98% for Class I Shares through September 30, 2016 and 1.04% for Class I Shares for the period October 1, 2016 through September 30, 2017. The Manager may not terminate these arrangements without the approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aquila Narragansett Tax-Free Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	482	659	852	1,406
Class C	272	535	922	1,574
Class I	106	333	578	1,282
Class Y	70	223	389	870

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aquila Narragansett Tax-Free Income Fund | Class C | USD ($)	172	535	922	1,574

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2016, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, all or almost all of these obligations are issued by the State of Rhode Island, its counties and various other local authorities; these obligations may also include certain other governmental issuers, such as American Samoa, Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands.  We call these "Rhode Island Obligations." These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Rhode Island Obligations, such as general obligation issues, are backed by the issuer's taxing authority, while other Rhode Island Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Fund's average portfolio maturity goal has traditionally been between 10 and 12 years.

At the time of purchase, the Fund's Rhode Island Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund's Sub-Adviser, Citizens Investment Advisors, a department of Citizens Bank, N.A. (the "Sub-Adviser").

The Sub-Adviser selects obligations for the Fund's portfolio in order to best achieve the Fund's objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.

Market Risk. The market prices of the Fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will go down.  In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as unlikely to achieve the desired results.  The Federal Reserve has reduced its market support activities and recently has begun raising interest rates.  Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Fund faces a heightened risk that interest rates may rise.  A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security's maturity may be more relevant than its effective duration in determining the security's sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Rhode Island and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Rhode Island and other municipal issuers in which the Fund may invest.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Rhode Island's unemployment rate is among the highest in the nation.  Rhode Island continues to face significant budget deficits, and a number of municipalities in the Rhode Island have experienced financial difficulties.  Continued economic recovery in Rhode Island also will be affected by uncertainty related to Federal fiscal policy, slower growth in the global economy, geopolitical risks, and business and consumer uncertainty related to these issues. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Fund's Rhode Island Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund's ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser's judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology.

The Fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more risky than a more geographically diverse fund.

An investment in the Fund is not a deposit in Citizens Bank, N.A., any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

The Fund acquired the assets and liabilities of Aquila Narragansett Tax-Free Income Fund (the "Predecessor Fund") on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013 is the performance of the Predecessor Fund.

ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2006 - 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.82% (quarter ended March 31, 2014) and the lowest return for a quarter was -3.36% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2016 to June 30, 2016) total return for Class Y Shares was 4.10%.

Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Returns - Aquila Narragansett Tax-Free Income Fund	1 Year	5 Years	10 Years
Class A	(0.88%)	3.26%	3.31%
Class C	1.38%	3.22%	2.86%
Class I	3.02%	3.92%	3.58%
Class Y	3.43%	4.25%	3.89%
After Taxes on Distributions | Class Y	3.43%	4.25%	3.88%
After Taxes on Distributions and Redemption | Class Y	3.26%	4.08%	3.83%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	2.71%	3.94%	4.34%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Fund may not be suitable for you if you are investing through a tax-deferred account). The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.